Accounts receivable, net - Allowance for Credit Loss Rollforward (FY) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 51	$ 49	$ 49	$ 31	$ 25
Charge-offs	(11)	(1)	(2)	(3)	(6)
Provision for credit losses	6	4	6	14	0
Foreign currency translation and other	(15)	0	(2)	7	12
Balance at end of period	$ 31	$ 52	$ 51	$ 49	$ 31